UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 6606

Dreyfus BASIC U.S. Government Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	2/28
Date of reporting period:	11/30/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic U.S. Government Money Market Fund
November 30, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--77.2%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank
3/12/10	0.45	25,000,000 a	24,993,798
Federal Home Loan Bank:
12/30/09	0.61	25,000,000	24,987,715
2/10/10	0.11	30,000,000	29,993,787
2/17/10	0.06	25,000,000	24,996,750
5/11/10	0.65	15,000,000	15,000,000
Federal Home Loan Mortgage Corp.:
3/23/10	0.25	20,000,000	19,984,755
4/12/10	0.17	40,000,000	39,975,067
5/17/10	0.43	25,000,000	24,950,132
Total U.S. Government Agencies
(cost $204,882,004)			204,882,004

U.S. Treasury Note--7.6%
12/31/09
(cost $20,047,407)	0.33	20,000,000	20,047,407

Repurchase Agreements--15.1%
Banc of America Securities LLC
dated 11/30/09, due 12/1/09 in the amount of
$12,000,050 (fully collateralized by $12,220,000
Federal Home Loan Bank, 1.88%, due 11/19/12, value
$12,242,276)	0.15	12,000,000	12,000,000
Credit Suisse (USA) Inc.
dated 11/30/09, due 12/1/09 in the amount of
$12,000,053 (fully collateralized by $12,260,000 U.S.
Treasury Bills, due 8/26/10, value $12,243,326)	0.16	12,000,000	12,000,000
Goldman, Sachs & Co.
dated 11/30/09, due 12/1/09 in the amount of
$16,000,044 (fully collateralized by $16,019,700 U.S.

Treasury Notes, 2.25%, due 5/31/14, value $16,320,069)	0.10	16,000,000	16,000,000
Total Repurchase Agreements
(cost $40,000,000)			40,000,000
Total Investments (cost $264,929,411)		99.9%	264,929,411
Cash and Receivables (Net)		.1%	378,380
Net Assets		100.0%	265,307,791

a Variable rate security--interest rate subject to periodic change.

At November 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	264,929,411
Level 3 - Significant Unobservable Inputs	-
Total	264,929,411

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

Repurchase agreements: The funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred.

There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Government Money Market Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 19, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)